Leases (Details) - Schedule of Lease Expenses - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Expenses [Abstract]
Operating lease expense	¥ 74,819	¥ 97,576
Short term lease expense	7,748	1,227
Total	¥ 82,567	¥ 98,803